Note 20 - Financial Instruments - Financial Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017
Statement Line Items [Line Items]
Financial liabilities	$ 8,309	$ 3,544	$ 3,794
Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	6,857	2,298	2,565
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Financial liabilities	2,143	2,303	2,316
Gross carrying amount [member]
Statement Line Items [Line Items]
Financial liabilities	9,000	4,601	4,881
Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	6,697	2,138	2,405
Trade and other payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	6,697	2,138	2,405
Trade and other payables [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Financial liabilities
Trade and other payables [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Financial liabilities	6,697	2,138	2,405
Unsecured convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities	1,612	1,406	1,389
Unsecured convertible debentures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	160	160	160
Unsecured convertible debentures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Financial liabilities	2,143	2,303	2,316
Unsecured convertible debentures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Financial liabilities	$ 2,303	$ 2,463	$ 2,476